Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
Entity Central Index Key	0001038490
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005556
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	Investor Class
Trading Symbol	PREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,515,319,000
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	9.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,515,319
Number of Portfolio Holdings	400

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	14.9
Industrials & Business Services	7.8
Consumer Discretionary	7.1
Health Care	6.6
Financials	6.1
Consumer Staples	1.8
Energy	0.8
Materials	0.6
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.2%
Alphabet	10.2
Apple	7.3
Microsoft	6.2
Broadcom	4.7
Micron Technology	2.7
Eli Lilly	2.6
Meta Platforms	2.6
Tesla	2.4
Advanced Micro Devices	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193192
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	I Class
Trading Symbol	TEEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,515,319,000
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	9.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,515,319
Number of Portfolio Holdings	400

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	53.6%
Communication Services	14.9
Industrials & Business Services	7.8
Consumer Discretionary	7.1
Health Care	6.6
Financials	6.1
Consumer Staples	1.8
Energy	0.8
Materials	0.6
Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	14.2%
Alphabet	10.2
Apple	7.3
Microsoft	6.2
Broadcom	4.7
Micron Technology	2.7
Eli Lilly	2.6
Meta Platforms	2.6
Tesla	2.4
Advanced Micro Devices	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless